Business segments - Segment Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Primary		$ 1,492,964	$ 1,706,032	$ 1,987,727
Corporate, unallocated		47,363	46,436	37,331
TOTAL	$ 1,525,807	$ 1,540,327	$ 1,752,468	$ 2,025,058